REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries	The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2021 and 2022:

	Net Capital	Requirement	Excess Net Capital
December 31, 2022	US$	US$	US$
TradeUP Securities	137,305,133	9,057,010	128,248,123
Tiger Brokers SG	110,726,224	17,181,893	93,544,331
Tiger Brokers HK	13,014,036	384,541	12,629,495
US Tiger Securities	8,705,756	250,000	8,455,756
TBAU	901,785	124,789	776,996
Total	270,652,934	26,998,233	243,654,701

	Net Capital	Requirement	Excess Net Capital
December 31, 2021	US$	US$	US$
TradeUP Securities	95,665,200	4,283,392	91,381,808
US Tiger Securities	10,429,009	250,000	10,179,009
Tiger Brokers SG	113,290,584	12,443,882	100,846,702
Tiger Brokers HK	14,569,722	384,635	14,185,087
Total	233,954,515	17,361,909	216,592,606